Note 10 - Income Taxes - Income Tax Reconciliation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statutory rate	21.00%	21.00%
Permanent differences	(5.90%)	0.10%
Change in effective tax rate		0.60%
Valuation allowance	(32.40%)	(22.60%)
Foreign research incentives	5.70%	5.70%
Deferred true-up	16.30%
Other	1.00%	0.90%
Effective rate	5.70%	5.70%